Cover	Jan. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2024
Entity File Number	001-05620
Entity Registrant Name	Safeguard Scientifics, Inc.
Entity Central Index Key	0000086115
Entity Tax Identification Number	23-1609753
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	150 N. Radnor Chester Rd.
Entity Address, Address Line Two	STE F-200
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	293-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($.10 par value)
Trading Symbol	SFE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false